Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Distribution

On October 25, 2013, we announced a distribution of $0.4525 per unit for the quarter ended September 30, 2013, or $1.81 per unit on an annualized basis, payable on November 14, 2013 to unitholders of record on November 7, 2013.

Amendment to Partnership Agreement

Effective as of October 28, 2013, we entered into the First Amendment to the Fourth Amended and Restated Agreement of Limited Partnership of American Midstream Partners, LP (“Fourth Amended and Restated Partnership Agreement”) to clarify that only those Unitholders holding Common Units (and not those Unitholders holding Series A Preferred Units) are entitled to receive a distribution of remaining Available Cash from Operating Surplus pursuant to Section 6.4(b)(iii)(C) of Fourth Amended and Restated Partnership Agreement (as each term is defined in the Fourth Amended and Restated Partnership Agreement).

Blackwater acquisition
On October 7, 2013, Blackwater entered into a $12 million term note with a maturity date of December 31, 2013, as well as amendments to their credit agreement. Also on October 7, 2013, Blackwater entered into a $30 million one-year credit agreement with Barclays bank. As part of the Blackwater acquisition these amounts were settled in full and not acquired.

On December 11, 2013, the Partnership and certain of its affiliates entered into an underwriting agreement (the “Underwriting Agreement”) with Barclays Capital Inc. (the “Underwriter”), providing for the issuance and sale by the Partnership, and the purchase by the Underwriter, of 2,400,000 common units representing limited partner interests in the Partnership (the “Common Units”) at a price to the public of $22.47 per Common Unit (the “Offering”). The Offering of the Common Units was registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to a Registration Statement on Form S-3 (Registration No. 333-183818) (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) that became effective on November 27, 2013, as supplemented by a Prospectus Supplement dated December 13, 2013, as filed with the Commission on December 13, 2013, pursuant to Rule 424(b)(2) of the Securities Act. Pursuant to the Underwriting Agreement, the Partnership granted the Underwriter a 30-day option to purchase up to an additional 360,000 Common Units on the same terms as those relating to the Common Units sold by the Partnership in the Offering. The Partnership used the net proceeds of the Offering to fund a portion of the $60 million purchase price for Blackwater.

Effective December 17, 2013, the Partnership completed the Merger of Blackwater, an owner, developer and operator of petroleum, agricultural, and chemical liquid terminal storage facilities.